PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in Actuarial Assumptions in Relation to Prior Year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 571,513	R$ 1,003,035	R$ 765,655
Increase in the discount rate used to adjust the defined benefit liability to present value	0.50%
Decrease in the discount rate used to adjust the defined benefit liability to present value	0.50%
Defined benefit liability projected by the current medical cost growth rate	R$ 3,503,160
Defined benefit liability discounted to present value	3,503,160
Difference from change in actuarial assumptions	706,702
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(91,892)	5,971	64,725
Defined benefit liability projected by the current medical cost growth rate	1,954,418
Defined benefit liability discounted to present value	1,954,418
Difference from change in actuarial assumptions	299,532
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	663,405	R$ 997,064	R$ 700,930
Defined benefit liability projected by the current medical cost growth rate	1,548,742
Defined benefit liability discounted to present value	1,548,742
Difference from change in actuarial assumptions	407,170
Present value of defined benefit obligation current actuarial assumptions [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	3,503,160
Present value of defined benefit obligation current actuarial assumptions [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,954,418
Present value of defined benefit obligation current actuarial assumptions [Member] | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,548,742
Present value of defined benefit obligation prior-year actuarial assumptions [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	4,209,862
Present value of defined benefit obligation prior-year actuarial assumptions [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	2,253,950
Present value of defined benefit obligation prior-year actuarial assumptions [Member] | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,955,912
Based on rate increased [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability projected by the current medical cost growth rate	3,685,325
Defined benefit liability discounted to present value	3,369,820
Based on rate increased [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability projected by the current medical cost growth rate	1,954,418
Defined benefit liability discounted to present value	1,900,202
Based on rate increased [Member] | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability projected by the current medical cost growth rate	1,730,907
Defined benefit liability discounted to present value	1,469,618
Based on rate decreased [Member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability projected by the current medical cost growth rate	3,349,937
Defined benefit liability discounted to present value	3,647,567
Based on rate decreased [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability projected by the current medical cost growth rate	1,954,418
Defined benefit liability discounted to present value	2,012,028
Based on rate decreased [Member] | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability projected by the current medical cost growth rate	1,395,519
Defined benefit liability discounted to present value	R$ 1,635,539